Fair Value Measurements - Additional Information (Detail)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Change in fair value of derivative warrant liabilities	$ 626,410	$ 3,758,500	$ (7,203,800)
Enjoy Technology Inc [Member]
Fair value transfers in or out of level 3 of the fair value hierarchy of its assets			$ 0	$ 0	$ 0
Expected Dividend Rate [Member]
Measurement Input		0		0